Deferred Liabilities, Commitments and Contingencies (Details)													3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 20, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) t $ / shares	Mar. 20, 2023 USD ($) oz $ / shares	Mar. 20, 2023 USD ($) T $ / shares	Mar. 10, 2023 USD ($) item $ / shares shares	Feb. 28, 2023 USD ($) facility item	Sep. 16, 2021 USD ($)	Sep. 03, 2021 USD ($) shares	Aug. 02, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares
CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Maximum number of demands for registration of securities | item													3		3
Underwriter cash discount										$ 5,302,956
Deferred underwriting discount percentage										2.00%					2.00%
Amount of facility									$ 205,000,000
Number of shares issued | shares								1,500,000
Purchase price, per unit | $ / shares								$ 10.00					$ 10.00		$ 10.00
Upfront cash deposit	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Increase in upfront cash deposit				15,000,000
Percent of payable silver		100.00%
Percent of produced silver at the CSA Mine		90.00%
Percent of refined silver price for each ounce		4.00%
Percentage of issued share capital in ROFR		5.00%
Aggregate purchase price								$ 15,000,000						$ 25,000
Deferred underwriting discount														9,280,173
Threshold Quantity of Refined Copper delivered to the Purchaser					33,000		33,000
Period of achievement	10 days
Ounce to be quoted on silver price | t					25.50
ROFR term	7 years
Payments to related parties														150,000
New MAC Ordinary Shares | New MAC Financing Warrants | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Minimum number of times the exercise price for twenty consecutive trading days based on which acceleration of exercise date of warrants is determined | item								2
Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Upfront cash deposit	$ 75,000,000	$ 75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Increase in upfront cash deposit				15,000,000
Percent of payable silver		100.00%
Percent of produced silver at the CSA Mine		90.00%
Percent of refined silver price for each ounce		4.00%
Percentage of issued share capital in ROFR		5.00%
Ounce to be quoted on silver price | oz						25.50
ROFR term	7 years
Revolving Credit Facility [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Maturity term (in years)									3 years
Minimum | Facility C | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									2.00%
Minimum | Facility C | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									2.00%
Maximum [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility													$ 75,000,000
Maximum [Member] | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility								$ 75,000,000
Maximum [Member] | Facility C | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									3.00%
Glencore Deed of Consent | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Deferred fees													4,530,101		$ 2,995,087
Glencore Deed of Consent | Glencore | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Deferred fees														0	2,995,087
Silver Stream Equity Subscription Agreement | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			1,500,000
Aggregate purchase price				$ 15,000,000
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Silver Stream Equity Subscription Agreement | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			1,500,000
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Syndicated facility agreement | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Number of Credit Facilities | item									3
Additional interest rate on overdue payments (in percent)									2.00%
Syndicated facility agreement | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Number of Credit Facilities | facility									3
Additional interest rate on overdue payments (in percent)									2.00%
Syndicated facility agreement | Facility A
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 205,000,000
Syndicated facility agreement | Facility A | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Debt Service Cover Ratio									1.50
Percentage of excess cash to be applied for repayment									30.00%
Maturity term (in years)									5 years
Variable margin									3.00%
Syndicated facility agreement | Facility A | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 205,000,000
Debt Service Cover Ratio									1.50
Percentage of excess cash to be applied for repayment									30.00%
Maturity term (in years)									5 years
Variable margin									3.00%
Syndicated facility agreement | Revolving Credit Facility [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 25,000,000
Variable margin									0.03%
Syndicated facility agreement | Revolving Credit Facility [Member] | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 25,000,000
Maturity term (in years)									3 years
Variable margin									3.00%
Syndicated facility agreement | Facility C | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 40,000,000
Syndicated facility agreement | Facility C | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 40,000,000
Syndicated facility agreement | Maximum [Member] | Facility C | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									3.00%
Mezz Facility | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Maturity term (in years)								5 years
Variable margin								2.00%
Mezzanine loan facility								$ 135,000,000
Mezz Facility | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Maturity term (in years)								5 years
Variable margin								2.00%
Mezzanine loan facility								$ 135,000,000
Copper Purchase Agreement | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
One-time payment				40,000,000
Percentage of cash settlement price		4.00%
Notoce period for drawing the deposit (in days), prior to the closing of the Business Combination	10 days
Percentage of Payable Copper to determine amount to be transferred		96.20%
Payments to related parties				20,000,000
Copper Purchase Agreement | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility	$ 75,000,000	$ 75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
One-time payment				40,000,000
Percentage of cash settlement price		4.00%
Percentage of Payable Copper to determine amount to be transferred		96.20%
Payments to related parties				$ 20,000,000
Copper Purchase Agreement | Minimum | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Notoce period for drawing the deposit (in days), prior to the closing of the Business Combination	10 days
Copper Purchase Agreement | Maximum [Member] | Revolving Credit Facility [Member] | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate purchase price													25,000,000
Copper Purchase Agreement | Maximum [Member] | Revolving Credit Facility [Member] | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate purchase price								$ 25,000,000
Copper Stream Equity Subscription Agreement | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Copper Stream Equity Subscription Agreement | New MAC Ordinary Shares | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			2,500,000
Aggregate purchase price				$ 25,000,000
Copper Stream Equity Subscription Agreement | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			2,500,000
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Debt instrument, aggregate price	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000
Equity Subscription Agreement [Member] | New MAC Ordinary Shares | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Exercise price of warrants | $ / shares								$ 12.50
Aggregate purchase price								$ 15,000,000
Equity Subscription Agreement [Member] | New MAC Ordinary Shares | New MAC Financing Warrants | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Warrants issued upon conversion of notes | shares								3,187,500
Threshold consecutive trading days based on which Acceleration of exercise date of warrants is determined								20 days
Number of shares per warrant | shares								1
Equity Subscription Agreement [Member] | Subsequent Event | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Number of shares issued | shares								1,500,000
Equity Subscription Agreement [Member] | Subsequent Event | New MAC Ordinary Shares | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Purchase price, per unit | $ / shares								$ 10.00
Equity Subscription Agreement [Member] | Subsequent Event | New MAC Ordinary Shares | New MAC Financing Warrants | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Warrants issued upon conversion of notes | shares								3,187,500
Exercise price of warrants | $ / shares								$ 12.50
Minimum number of times the exercise price for twenty consecutive trading days based on which acceleration of exercise date of warrants is determined | item								2
Threshold consecutive trading days based on which Acceleration of exercise date of warrants is determined								20 days
Number of shares per warrant | shares								1
IPO | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Number of units sold | shares												25,000,000
Cash underwriting fees											$ 5,302,956			5,302,956
Underwriter cash discount															$ 5,302,956
Deferred underwriting discount percentage															3.50%
Proceeds from issuance initial public offering												$ 250,000,000
Purchase price, per unit | $ / shares												$ 10.00
Deferred underwriting discount											$ 9,280,173		$ 9,280,173		$ 9,280,173
Over-allotment option | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Underwriters option period													45 days		45 days
Number of units sold | shares											1,514,780	3,750,000	3,750,000		3,750,000
Proceeds from issuance of units											$ 15,147,800
Cash underwriting fees											302,956
Deferred underwriting discount percentage										3.50%
Proceeds from issuance initial public offering										$ 9,280,173
Deferred underwriting discount											$ 530,173
Legal Services Agreement | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Accrued fees													$ 4,168,087	517,611	$ 3,373,124
Tax Planning Services Agreement | CIK0001853021 Metals Acquisition Corp [Member]
Deferred Liabilities, Commitments and Contingencies
Deferred fees													$ 662,562	$ 0	$ 544,119